Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Costs and expenses by nature
Schedule of cost of goods sold and services rendered

	Year ended December 31
	2019	2018	2017
Personnel	2,009	2,278	2,295
Materials and services	3,873	3,957	3,814
Fuel oil and gas	1,392	1,538	1,313
Maintenance	2,797	2,807	3,096
Energy	858	906	963
Acquisition of products	608	513	543
Depreciation and depletion	3,399	3,207	3,484
Freight	4,023	4,306	3,346
Others	2,228	2,597	2,185
Total	21,187	22,109	21,039
Cost of goods sold	20,498	21,526	20,426
Cost of services rendered	689	583	613
Total	21,187	22,109	21,039

Schedule of selling and administrative expenses

	Year ended December 31
	2019	2018	2017
Selling	92	95	68
Personnel	181	212	234
Services	85	92	77
Depreciation and amortization	56	62	91
Others	73	62	61
Total	487	523	531